Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Manager Directed Portfolios
Entity Central Index Key	0001359057
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
SWP Growth & Income ETF
Shareholder Report [Line Items]
Fund Name	SWP Growth & Income ETF
Class Name	SWP Growth & Income ETF
Trading Symbol	SWP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SWP Growth & Income ETF (the “Fund”) for the period of September 24, 2024 (commencement of operations) to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.swp-invest.com/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.swp-invest.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FROM SEPTEMBER 24, 2024 TO FEBRUARY 28, 2025?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Annualized costs paid as a percentage of a $10,000 investment
SWP Growth & Income ETF	$44*	0.99%
[1]
Expenses Paid, Amount	$ 44	[1]
Expense Ratio, Percent	0.99%
Net Assets	$ 86,609,111
Holdings Count | $ / shares	74	[2]
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$86,609,111
Number of Holdings*	74
Portfolio Turnover Rate	23%
[2]
Holdings [Text Block]

Top 10 Issuers	(% of Net Assets)
Microsoft Corp.	5.7%
Apple, Inc.	3.6%
Broadcom, Inc.	3.1%
Salesforce, Inc.	2.7%
Philip Morris International, Inc.	2.6%
Baker Hughes Co.	2.4%
JPMorgan Chase & Co.	2.3%
Aramark	2.3%
Medtronic PLC	2.3%
AstraZeneca PLC	2.3%

Sectors*	(% of Net Assets)
Information Technology	25.7%
Financials	14.4%
Health Care	13.8%
Consumer Discretionary	9.6%
Industrials	9.2%
Energy	6.2%
Consumer Staples	5.9%
Communication Services	4.1%
Real Estate Investment Trusts	4.0%
Utilities	3.7%
Materials	1.1%
Cash & Other	2.3%
[3]
Updated Prospectus Web Address	https://www.swp-invest.com/

[1]
*	Amount shown reflects the expenses of the Fund from September 24, 2024 (commencement of operations) through February 28, 2025. Expenses would be higher if the Fund had been in operations for the full period.

[2]
*	The total number of holdings includes covered call options on portfolio securities.

[3]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.